Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents		¥ 664,769	$ 96,497	¥ 844,684
Restricted cash, net of allowance of RMB 119 and RMB 30 as of August 31, 2021 and 2022, respectively		191,365	27,778	669,029
Accounts receivable, net of allowance of RMB 19,895 and RMB 13,793 as of August 31, 2021 and 2022, respectively		18,084	2,625	41,723
Amounts due from related parties, net of allowance of RMB 233 and RMB 572 as of August 31, 2021 and 2022, respectively		196,626	28,542	15,087
Other receivables, deposits and other assets, net of allowance of RMB 797 and RMB 1,677 as of August 31, 2021 and 2022, respectively		112,762	16,369	81,119
Inventories		6,869	997	7,579
Amounts due from Affected Entities, net of allowance of RMB nil and RMB nil as of August 31, 2021 and 2022, respectively*	[1]			2,028,866
Assets held for sale		11,258	1,634
Total current assets		1,201,733	174,442	3,688,087
Restricted cash – non current		1,650	240	1,450
Property and equipment, net		393,277	57,088	519,452
Intangible assets, net		322,896	46,871	485,822
Goodwill, net		1,433,916	208,146	1,950,186
Long-term investments		40,486	5,877	75,443
Prepayments for construction contracts		4,894	711	5,974
Deferred tax assets, net		85,103	12,354	64,096
Other non-current assets, net of allowance of RMB 829 and RMB 237 as of August 31, 2021 and 2022, respectively		15,343	2,226	68,217
Operating lease right-of-use assets – non current		1,453,833	211,037	1,693,463
Total non-current assets		3,751,398	544,550	4,864,103
TOTAL ASSETS		4,953,131	718,992	8,552,190
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 10,941 and RMB 6,154 as of August 31, 2021 and 2022, respectively)		100,229	14,549	73,411
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 5,641 and RMB 294,164 as of August 31, 2021 and 2022, respectively)		343,032	49,794	40,445
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited RMB 13,876 and RMB 27,790 as of August 31, 2021 and 2022, respectively)		262,490	38,104	234,036
Short-term loans (including short-term loans of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB nil and RMB nil as of August 31, 2021 and 2022, respectively)		149,239	21,663	753,754
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 19,091 and RMB 19,983 as of August 31, 2021 and 2022, respectively)		85,856	12,463	178,213
Contract liabilities – current (including contract liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 139,126 and RMB 107,494 as of August 31, 2021 and 2022, respectively)		516,731	75,008	425,954
Refund liabilities – current (including refund liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 10,398 and RMB 9,458 as of August 31, 2021 and 2022, respectively)		20,517	2,978	32,362
Operating lease liabilities – current (including operating lease liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 12,005 and RMB 20,779 as of August 31, 2021 and 2022, respectively)		104,515	15,171	122,995
Bond payable (including bond payable of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB nil and RMB nil as of August 31, 2021 and 2022, respectively)				1,836,362
Amounts due to Affected Entities (including amounts due to Affected Entities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 276,378 and RMB nil as of August 31, 2021 and 2022, respectively)*	[1]			333,270
Total current liabilities		1,582,609	229,730	4,030,802
Non-current contract liabilities (including non-current portion of contract liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 1,084 and RMB 1,108 as of August 31, 2021 and 2022, respectively)		2,203	320	1,421
Deferred tax liabilities, net (including deferred tax liabilities, net of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 9,561 and RMB 9,551 as of August 31, 2021 and 2022, respectively)		21,707	3,151	26,744
Long-term loan (including long-term loan of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited RMB nil and RMB nil as of August 31, 2021 and 2022, respectively)		633	92	616
Other non-current liabilities due to related parties (including other non-current liabilities due to related parties of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 13,154 and RMB 11,197 as of August 31, 2021 and 2022, respectively)		11,197	1,625	13,154
Operating lease liabilities – non current (including operating lease liabilities – non current of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB 83,475 and RMB 72,464 as of August 31, 2021 and 2022, respectively)		1,439,239	208,918	1,672,577
Total non-current liabilities		1,474,979	214,106	1,714,512
TOTAL LIABILITIES		3,057,588	443,836	5,745,314
Commitments and Contingencies
EQUITY
Share capital (US$0.00001 par value; 118,928,526 shares issued and outstanding as of August 31, 2021, 118,669,795 shares issued and outstanding as of August 31, 2022)		8	1	8
Additional paid-in capital		1,693,358	245,806	1,727,020
Statutory reserves		14,872	2,159	2,531
Accumulated other comprehensive income		34,401	4,994	168,324
Retained earnings (accumulated deficit)		(72,737)	(10,558)	648,944
Shareholders’ equity		1,669,902	242,402	2,546,827
Non-controlling interests		225,641	32,754	260,049
TOTAL EQUITY		1,895,543	275,156	2,806,876
TOTAL LIABILITIES AND EQUITY		¥ 4,953,131	$ 718,992	¥ 8,552,190

[1]	The Affected Entities refer to the schools and entities been affected by the Implementation Rules and consequently deconsolidated on August 31, 2021. They became the related parties of the Company since September 1, 2021.